SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 7 - SUBSEQUENT EVENTS

a.	In July 2020, 340,210 warrants to purchase 340,210 ordinary shares for a purchase price of $3.69 per share in accordance with the Series A preferred share purchase agreement expired.

b.
On July 4, 2020, the Company established a primary registration statement under form F-3 and at-the-market equity program (the "ATM Program") that allowed the Company to issue up to $13.9 million of ordinary shares, at the Company's discretion. Distributions of the ordinary shares through the ATM Program were made pursuant to the terms of an equity distribution agreement dated July 13, 2020 among the Company, Canaccord Genuity LLC (the "Agent").

In July 2020, the Company issued 106,806 ordinary shares for gross proceeds of $218 thousand at a weighted average price of $2.04 per ordinary share. This transaction triggered adjustment to the exercise price of the warrant issued as part of the Private Placement held in December and February 2020. See also Note 6(1)b.